SHORT-TERM CONVERTIBLE NOTES (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 04, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	70.40%	86.09%	83.63%	79.61%
Risk-free interest	0.31%	0.18%	0.19%	0.16%
Expected life	1 year 8 months 12 days	1 year 4 months 2 days	1 year 4 months 2 days	1 year 29 days
Forfeiture rate	0.00%	0.00%	0.00%	0.00%